Exhibit 99.1

Hyundai Auto Receivables Trust 2010-A

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	53
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 16, 2010
Closing Date:	May 13, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:	$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%	May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%	November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%	October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%	December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$48,226,665.25	0.2581036	$-	-	$48,226,665.25
Total Securities	$48,226,665.25	0.0501917	$-	-	$48,226,665.25

Weighted Avg. Coupon (WAC)	5.66%		5.70%
Weighted Avg. Remaining Maturity (WARM)	15.13		14.51
Pool Receivables Balance	$62,305,490.48		$55,406,384.87
Remaining Number of Receivables	16,694		15,512

Adjusted Pool Balance	$61,616,562.90		$54,812,334.00

III. COLLECTIONS

Principal:
Principal Collections	$6,803,334.75
Repurchased Contract Proceeds Related to Principal	$35,790,000.00
Recoveries/Liquidation Proceeds	$135,480.96
Total Principal Collections	$42,728,815.71

Interest:
Interest Collections	$296,744.56
Late Fees & Other Charges	$24,239.22
Interest on Repurchase Principal	$-
Total Interest Collections	$320,983.78

Collection Account Interest	$126.80
Reserve Account Interest	$110.44
Servicer Advances	$-

Total Collections	$43,050,036.73

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Hyundai Auto Receivables Trust 2010-A

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	53
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$43,050,036.73
Reserve Account Release	$5,355,959.06
Reserve Account Draw	$-
Total Available for Distribution	$48,405,995.79

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$51,921.24		$51,921.24	$51,921.24
Collection Account Interest					$126.80
Late Fees & Other Charges					$24,239.22
Total due to Servicer					$76,287.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$98,462.77		$98,462.77

Total Interest:		$98,462.77		$98,462.77	$98,462.77

Available Funds Remaining:					$48,231,245.76

3. Regular Principal Distribution Amount:					$48,226,665.25

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$48,226,665.25
Class A Notes Total:		$6,804,228.90		$48,226,665.25
Total Noteholders Principal				$48,226,665.25

4. Available Amounts Remaining to reserve account					4,580.51

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,580.51

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$688,927.58
Beginning Period Amount	$688,927.58
Current Period Amortization	$94,876.71
Ending Period Required Amount	$594,050.87
Ending Period Amount	$594,050.87
Next Distribution Date Amount	$509,331.49

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$5,355,959.06
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$-
Ending Period Amount	$-

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%

	Beginning	Ending	Target
Overcollateralization Amount	$13,389,897.65	$54,812,334.00	$13,389,897.65
Overcollateralization as a % of Adjusted Pool	21.73%	100.00%	24.43%

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Hyundai Auto Receivables Trust 2010-A

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	53
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.51%	15,126	96.29%	$53,348,898.99
30 - 60 Days	1.99%	308	3.06%	$1,696,167.90
61 - 90 Days	0.41%	63	0.56%	$312,005.33
91 + Days	0.10%	15	0.09%	$49,312.65
		15,512		$55,406,384.87
Total
Delinquent Receivables 61 + days past due	0.50%	78	0.65%	$361,317.98
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.53%	88	0.78%	$484,969.80
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	83	0.69%	$479,674.89
Three-Month Average Delinquency Ratio	0.49%		0.71%

Repossession in Current Period		10		$55,852.27
Repossession Inventory		37		$32,333.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$95,770.86
Recoveries				$(135,480.96)
Net Charge-offs for Current Period				$(39,710.10)

Beginning Pool Balance for Current Period				$62,305,490.48

Net Loss Ratio				-0.76%
Net Loss Ratio for 1st Preceding Collection Period				0.39%
Net Loss Ratio for 2nd Preceding Collection Period				-0.25%
Three-Month Average Net Loss Ratio for Current Period				-0.21%

Cumulative Net Losses for All Periods				$10,795,859.82
Cumulative Net Losses as a % of Initial Pool Balance				0.98%

Principal Balance of Extensions				$323,449.79
Number of Extensions				52

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